National Collegiate Student Loan Trust 2006-3

Closing Date: September 28, 2006
Monthly Distribution Report

Collection Period	12/01/06	to	12/31/06
Monthly Distribution Date	01/25/07
Volume 3

I	Asset and Liability Summary

A.		Student Loan Portfolio	11/30/06	Change	12/31/06
	1	Student Loan Principal	$ 1,353,387,420.07	$ (3,350,542.05)	$ 1,350,036,878.02
	2	Student Loan Accrued Interest	$ 42,574,934.30	$ 9,343,312.10	$ 51,918,246.40
	3	Pool Balance	$ 1,395,962,354.37	$ 5,992,770.05	$ 1,401,955,124.42

	4	Weighted Average Coupon (WAC)	10.14%	0.01%	10.15%
	5	Weighted Average Maturity (WAM)	266.5 Months	-1.2 Months	265.3 Months
	6	Number of Loans	104,262	-219	104,043
	7	Number of Borrowers	97,092	-203	96,889

B.		Trust Accounts and TERI Pledge Fund (at market value)	11/30/06	Change	12/31/06
	1	Collection Account + Collections Receivable	$ 5,162,604.27	$ 623,815.28	$ 5,786,419.55
	2	Reserve Account	$ 278,187,458.05	$ (3,970,791.80)	$ 274,216,666.25
	3	Total Trust Accounts	$ 283,350,062.32	$ (3,346,976.52)	$ 280,003,085.80

	4	TERI Pledge Fund	$ 89,224,384.28	$ 291,084.25	$ 89,515,468.53

	5	Total Trust Accounts + TERI Pledge Fund	$ 372,574,446.60	$ (3,055,892.27)	$ 369,518,554.33

	6	Pool Balance + Trust Accounts	$ 1,679,312,416.69	$ 2,645,793.53	$ 1,681,958,210.22

	7	Pool Balance + Trust Accounts + TERI Pledge Fund	$ 1,768,536,800.97	$ 2,936,877.78	$ 1,771,473,678.75

	8	Reserve Account Balance after 01/25/07 Monthly Distribution Date will be $270,051,519.66.

C. Securities	Cusip	Index	Spread	Initial Debt Issued		11/30/06		Change	12/31/06		Change	01/25/07		% of Securities
1 Class A-1	63543VAA1	1M LIBOR	0.03%	$323,600,000.00		$323,600,000.00		$-	$323,600,000.00		$-	$323,600,000.00		17.55%
2 Class A-2	63543VAB9	1M LIBOR	0.11%	$306,230,000.00		$306,230,000.00		$-	$306,230,000.00		$-	$306,230,000.00		16.61%
3 Class A-3	63543VAC7	1M LIBOR	0.15%	$322,790,000.00		$322,790,000.00		$-	$322,790,000.00		$-	$322,790,000.00		17.51%
4 Class A-4	63543VAD5	1M LIBOR	0.27%	$294,510,000.00		$294,510,000.00		$-	$294,510,000.00		$-	$294,510,000.00		15.98%
5 Class A-5	63543VAE3	1M LIBOR	0.32%	$325,130,000.00		$325,130,000.00		$-	$325,130,000.00		$-	$325,130,000.00		17.64%
6 Class A-IO	63543VAF0	Fixed	7.10%	(a	)	(a	)	$-	(a	)	$-	(a	)	0.00%
7 Class B	63543VAG8	1M LIBOR	0.36%	$94,810,000.00		$94,810,000.00		$-	$94,810,000.00		$-	$94,810,000.00		5.14%
8 Class C	63543VAH6	1M LIBOR	0.47%	$92,450,000.00		$92,450,000.00		$-	$92,450,000.00		$-	$92,450,000.00		5.02%
9 Class D	63543VAJ2	1M LIBOR	1.15%	$83,870,000.00		$83,870,000.00		$-	$83,870,000.00		$-	$83,870,000.00		4.55%
10 Total Securities				$1,843,390,000.00		$1,843,390,000.00		$-	$1,843,390,000.00		$-	$1,843,390,000.00		100.00%
(a)The initial notional amount, in effect thru the April 2011 Distribution Date, equals $325,130,000.

D.	Liquidity Note Information	11/30/06	Change	12/31/06	Change	01/25/07
	1 Commitment(a)	$118,000,000.00	$-	$118,000,000.00	$-	$118,000,000.00
	2 Principal Balance Outstanding	$-	$-	$-	$-	$-
	3 Draws	$-	$-	$-	$-	$-

(a)Commitment level amount in effect until February 2007 Distribution Date.

National Collegiate Student Loan Trust 2006-3

II Transactions and Accruals	From 12/01/06 to 12/31/06

A. Student Loan Cash Principal Activity
1 Principal Payments Received	$(3,466,890.14)
2 Principal Claims from Guarantor	$(19,572.18)
3 Repurchased Principal	$-
4 New Loan Additions	$-
5 Other Adjustments (cancellations, consolidations and other)	$(887,402.60)
6 Total Principal Collections	$(4,373,864.92)

B. Student Loan Non-Cash Principal Activity
1 Capitalized Interest	$1,015,323.62
2 Realized Losses	$-
3 New Loan Additions	$6,724.00
4 Other Adjustments	$1,275.25
5 Total Non-Cash Principal Activity	$1,023,322.87

C. Total Student Loan Principal Activity (II.A.6 + II.B.5)	$(3,350,542.05)

D. Student Loan Cash Interest Activity
1 Interest Payments Received	$(1,281,934.18)
2 Interest Claims from Guarantor	$(509.09)
3 Repurchased Interest	$0.00
4 New Loan Additions	$0.00
5 Other Adjustments (cancellations, consolidations and other)	$(12,529.30)
6 Total Interest Collections	$(1,294,972.57)

E. Student Loan Non-Cash Interest Activity
1Interest Accruals	$11,650,145.20
2Capitalized Interest	$(1,015,323.62)
3Realized Losses	$-
4Other Adjustments	$3,463.09
5Total Non-Cash Interest Activity	$10,638,284.67

F.Total Student Loan Interest Activity(II.D.6 + II.E.5)	$9,343,312.10

G.Student Loan Late Fees Activity
1Cash Late Fees	$(862.29)
2Non-Cash Late Fees	$1,771.55
3Net Late Fees Activity (II.G.1 + II.G.2)	$909.26

III Prepayment Data	12/31/06

Prepayment Rate (1)	2.81%

(1) Initial measurement date is December 31, 2006. Thereafter, the Prepayment Rate will be updated in the January and July Monthly Distribution Reports for the 6-month periods ending December and June, respectively.

National Collegiate Student Loan Trust 2006-3

IV	Collection Account Activity	From 12/01/06 to 12/31/06

A. Collection Account
1 Collections by Servicers	$5,648,756.22
2 Claim Payments from Guarantor	$20,081.27
3 Liquidation Proceeds and Recoveries	$-
4 Sale Proceeds	$-
5 Investment Earnings on Trust Accounts (1)	$1,360,974.69
6 Excess of Required Reserve Amount Balance	$-
7 Other Receipts (Late Fees and Other)	$6,544.90
8 Prior Month Allocation and Adjustments	$-
9 Advances or Reimbursements	$-
10 Opening Balance and Post Sale Settlement	$64,624.00
11 Total Available Funds	$7,100,981.08
(1)Includes GIC interest from 12/22/06 - 01/23/07

B. Allocations thru 12/31/06 with Payments and Distributions for 01/25/07	Total Available	Remaining	Reserve Transfer /
	Funds	Funds	Draw Request
	$7,100,981.08	$7,100,981.08
1 Payment of Trustee Expenses, Servicers, Administrators, Paying Agent & Liquidity Note Provider Fees
(a) Payment of Trustee Fees & Expenses	$-	$7,100,981.08	$-
(b) Payment of Servicing Fees & Expenses	$65,424.15	$7,035,556.93	$-
(c) Payment of Administration Fees & Expenses	$56,251.54	$6,979,305.39	$-
(d) Payment of Irish Paying Agent Fees & Expenses	$-	$6,979,305.39	$-
(e) Payment of Back-up Administration Fees & Expenses	$1,000.00	$6,978,305.39	$-
(f) Payment of Liquidity Note Provider Fees & Expenses	$8,128.89	$6,970,176.50	$-
2 Allocation of Trustee Expenses, Servicers, Administrators, Paying Agent, & Liquidity Note Provider Fees
(a) Allocation of Trustee Fees & Expenses	$-	$6,970,176.50	$-
(b) Allocation of Servicing Fees & Expenses	$-	$6,970,176.50	$-
(c) Allocation of Administration Fees & Expenses	$-	$6,970,176.50	$-
(d) Allocation of Irish Paying Agent Fees & Expenses	$-	$6,970,176.50	$-
(e) Allocation of Back-up Administration Fees & Expenses	$-	$6,970,176.50	$-
(f) Allocation of Liquidity Note Provider Fees & Expenses	$-	$6,970,176.50	$-
3 Payment to TERI Pledge Fund, additional Guaranty Fees	$214,432.66	$6,755,743.84	$-
4 Payment of Interest Distribution Amount to Class A Securities and Liquidity Note Interest:
(a) Class A-1	$1,450,806.67	$5,304,937.17	$-
(b) Class A-2	$1,393,346.50	$3,911,590.67	$-
(c) Class A-3	$1,479,454.17	$2,432,136.50	$-
(d) Class A-4	$1,379,288.50	$1,052,848.00	$-
(e) Class A-5	$1,536,239.25	$-	$483,391.25
(f) Class A-IO	$1,923,685.83	$-	$2,407,077.08
(g) Liquidity Note Interest	$-	$-	$2,407,077.08
5 Payment of Interest Distribution Amount to Class B Securities	$451,137.58	$-	$2,858,214.66
6 Payment of Interest Distribution Amount to Class C Securities	$448,382.50	$-	$3,306,597.16
7 Payment of Interest Distribution Amount to Class D Securities	$454,295.83	$-	$3,760,892.99
8 Transfer to Reinstate Reserve Account up to Required Reserve Amount Balance	$-	$-	$-
9 Payment to TERI, to Purchase Rehabilitated Loans	$-	$-	$-
10 Payment of Liquidity Note Balance until reduced to zero	$-	$-	$-
11 Payment of Principal Distribution:
(a) Class A-1	$-	$-	$-
(b) Class A-2	$-	$-	$-
(c) Class A-3	$-	$-	$-
(d) Class A-4	$-	$-	$-
(e) Class A-5	$-	$-	$-
(f) Class B Interest Carryover Shortfall	$-	$-	$-
(g) Class B	$-	$-	$-
(h) Class C Interest Carryover Shortfall	$-	$-	$-
(i) Class C	$-	$-	$-
(j) Class D Interest Carryover Shortfall	$-	$-	$-
(k) Class D	$-	$-	$-
12 Payment of any remaining Interest Carryover Shortfall to Class B Noteholders	$-	$-	$-
13 Payment of any remaining Interest Carryover Shortfall to Class C Noteholders	$-	$-	$-
14 Payment of any remaining Interest Carryover Shortfall to Class D Noteholders	$-	$-	$-
15 Payment of the following:	$-	$-	$-
(a) Unreimbursed Advances	$-	$-	$-
(b) Payment of Indenture Trustee Fees, in excess of maximum amounts specified	$-	$-	$-
(c) Payment of Irish Paying Agent Fees and Expenses, in excess of maximum amounts specified	$-	$-	$-
(d) Payment of Owner Trustee Fees and Expenses, in excess of maximum amounts specified	$-	$-	$-
(e) Payment of Back-up Administration Fees and Expenses, in excess of maximum amounts specified	$-	$-	$-
(f) Payment of indemnities, Fees and Expenses of the Servicers	$-	$-	$-
(g) Payment of Administration Fees and Expenses allocated to the Notes	$-	$-	$-
(h) Payment of indemnities, fees and Expenses to Liquidity Provider	$-	$-	$-
16 Remaining Amounts of Principal, if a Turbo Trigger is in effect	$-	$-	$-
17 Payment of any Prepayment Penalties to Class A-IO Noteholders previously unpaid	$-	$-	$-
18 Payment of structuring advisory fees and then to the Certificateholders, any remaining amounts	$-	$-	$-

National Collegiate Student Loan Trust 2006-3

V Parity Calculations (excludes TERI Pledge Fund)	11/30/06	12/31/06

1 Senior Parity ((Pool Balance + Trust Accounts) / (Class A Securities + Outstanding Liquidity Note))	106.81%	106.98%
2 Total Parity ((Pool Balance + Trust Accounts) / (Securities+ Outstanding Liquidity Note)) (a)	91.10%	91.24%

(a) Parity ratio calculations includes all Securities.

VI Portfolio Characteristics by Payment Status

	WAC		# of Loans		%		Principal Amount		%
Payment Status	11/30/06	12/31/06	11/30/06	12/31/06	11/30/06	12/31/06	11/30/06	12/31/06	11/30/06	12/31/06
Interim (1)
In School	10.19%	10.21%	91,678	89,946	87.93%	86.45%	$1,204,402,195.87	$1,184,666,866.31	88.99%	87.75%
Total Interim			91,678	89,946	87.93%	86.45%	$1,204,402,195.87	$1,184,666,866.31	88.99%	87.75%
Repayment
Active
Current	9.68%	9.62%	11,957	13,035	11.47%	12.53%	$141,350,359.78	$151,952,588.64	10.44%	11.26%
31-60 Days Delinquent	9.94%	10.70%	113	341	0.11%	0.33%	$1,360,146.11	$4,269,966.62	0.10%	0.32%
61-90 Days Delinquent	10.88%	10.72%	176	138	0.17%	0.13%	$2,132,835.50	$1,985,442.92	0.16%	0.15%
91-120 Days Delinquent	11.26%	11.15%	63	102	0.06%	0.10%	$941,146.03	$1,233,190.96	0.07%	0.09%
121-150 Days Delinquent	10.82%	11.23%	35	49	0.03%	0.05%	$394,360.08	$737,639.35	0.03%	0.05%
151-180 Days Delinquent	11.74%	11.27%	6	22	0.01%	0.02%	$56,314.72	$237,509.70	0.00%	0.02%
> 180 Days Delinquent	10.29%	11.44%	6	11	0.01%	0.01%	$28,625.79	$69,131.07	0.00%	0.01%

Forbearance	10.02%	9.86%	228	399	0.22%	0.38%	$2,721,436.19	$4,884,542.45	0.20%	0.36%
Total Repayment			12,584	14,097	12.07%	13.55%	$148,985,224.20	$165,370,011.71	11.01%	12.25%

Grand Total			104,262	104,043	100.00%	100.00%	$1,353,387,420.07	$1,350,036,878.02	100.00%	100.00%
(1)Loans in Interim Status have not yet had a scheduled payment.

VII Portfolio Characteristics by Borrower Type and Program Type

	11/30/06		12/31/06
Borrower Type	Principal Amount	%	Principal Amount	%

1 Creditworthy Cosigned Loans	$1,115,310,352.42	82.41%	$1,112,741,709.86	82.42%
2 Creditworthy Non-Cosigned Loans	$201,630,500.77	14.90%	$200,908,969.91	14.88%
3 Creditready Loans	$36,446,566.88	2.69%	$36,386,198.25	2.70%

Total	$1,353,387,420.07	100.00%	$1,350,036,878.02	100.00%

	11/30/06		12/31/06
Program Type	Principal Amount	%	Principal Amount	%

1 Continuing Education	$27,885,614.18	2.06%	$27,816,746.72	2.06%
2 Graduate	$172,454,471.32	12.74%	$172,158,422.01	12.75%
3 K-12	$22,931,366.57	1.69%	$22,617,565.39	1.68%
4 Medical	$21,878,444.23	1.62%	$21,855,939.80	1.62%
5 Undergraduate	$1,108,237,523.77	81.89%	$1,105,588,204.10	81.89%
6 Consolidation, Parent, Other	$-	0.00%	$-	0.00%

Total	$1,353,387,420.07	100.00%	$1,350,036,878.02	100.00%

National Collegiate Student Loan Trust 2006-3

VIII Default Information, TERI Claims, Net Losses and Related Information

	11/30/06	12/31/06
	Principal Amount	Principal Amount
A. Cumulative Claims Filed to TERI (1)	$215,400.87	$304,997.20

B. Cumulative Gross Default Rate (2)	0.13%	0.17%

C. Claims Cancelled (Non-Default)	$-	$19,445.60

D. Cumulative Default Rate after Claims Cancelled (3) (4)	0.13%	0.16%

E. Cumulative Claim Payments Made by TERI	$102,546.00	$122,118.18

F. Claims in Process	$112,854.87	$163,433.42

G. Cumulative net loss, claims rejected, aged 24 months or more	$-	$-

H. Has a Material Change to Charge-Off Method Occurred?	No	No

I. Has a Material Change to Asset Terms, Fees, Penalties or Payments Occurred?	No	No

J. Has a Material Breach of Pool Asset Representations or Warranties or Transaction Covenants Occurred?	No	No

(1) Cumulative principal balance of student loans subject to a TERI guaranty event as of the last day of the Collection Period.
(2) Section VIII.A divided by the principal balance of all Student Loans that have entered repayment status plus cumulative principal payments received by the Trust.
(3) Section VIII.A adjusted by (c) Claims Cancelled and returned to a non-default status divided by the cumulative principal balance defined in footnote (2).
(4) Cumulative Default Rate is based on loans in repayment rather than financed student loans as of cutoff date as described in the Indenture.

IX	Triggers and Other Information

1	Has a change occurred in the notional amount of the Class A-IO? No - next change date is May 2011
2	Has Prepayment Penalty occurred on Class A-IO Notes? (The scheduled Reference Amount exceeds the notional amount on Distribution Date)? No - next change date is May 2011
3	Has a Required Reserve Amount Balance date occurred? No - first date is February 2007
4	Has the Stepdown Date of November 26, 2012 occurred (On or after Stepdown Date and if a Subordinate Note Trigger is in effect, Principal Distribution method will change)? No.
5
Note Parity Trigger (Pool Balance plus Reserve Account, at end of Collection period, is less than 101% of Outstanding Debt and Liquidity Notes after payments on Distribution Date on or after the Stepdown Date).

- Has Note Parity Trigger occurred? No
- If so, the date such trigger occurred.
- Is Note Parity Trigger currently in effect? No
6	Class B and C Note Interest Triggers (Cumulative Default Rate equals or exceeds set rates)(a)
- Has a Class B Note Interest Trigger occurred? No
- if so, the date the Class B Note Interest Trigger occurred.
- Is a Class B Note Interest Trigger currently in effect? No
- Has a Class C Note Interest Trigger occurred? No
- if so, the date the Class C Note Interest Trigger occurred.
- Is a Class C Note Interest Trigger currently in effect? No
7	Class D Note Interest Trigger
- Has a Class D Note Interest Trigger occurred? No
- if so, the date the Class D Note Interest Trigger occurred.
- Is a Class D Note Interest Trigger currently in effect? No
8	Subordinate Note Principal Trigger (Note Parity Trigger has occurred or Cumulative Gross Default Rate greater than 10% and TERI is no longer paying claims)(a)
- Has a Subordinate Note Principal Trigger occurred? No
- If so, the date such trigger occurred.
- Is a Subordinate Note Principal Trigger currently in effect? No
9
Turbo Trigger (Principal Balance of loans is equal to or less than 10% of the Principal Balance as of the cut off date or Cumulative Default Rate is greater than 10% and TERI is no longer paying claims)(a)

- Has a Turbo Trigger occurred? No
- If so, the date such trigger occurred.
- Is a Turbo Trigger currently in effect? No
10	Has the Parity Ratio reached it's release point of 103%? No
11	Has Trust exceeded annual fees or expense cap to Service Providers? No

(a)	See VIII. Default Information, TERI Claims, Net Losses and Related Information (above) for Cumulative Default Rate and calculation.